Document And Entity Information	May 06, 2025
Document Information [Line Items]
Entity, Registrant Name	cbdMD, INC.
Current Fiscal Year End Date	--09-30
Document, Type	8-K
Document, Period End Date	May 06, 2025
Entity, Incorporation, State or Country Code	NC
Entity, File Number	001-38299
Entity, Tax Identification Number	47-3414576
Entity, Address, Address Line One	2101 Westinghouse Blvd., Suite A
Entity, Address, City or Town	Charlotte
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number	445-3060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001644903
Common Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	common
Trading Symbol	YCBD
Security Exchange Name	NYSE
SeriesACumulativeConvertiblePreferredStock8 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	8% Series A Cumulative Convertible Preferred Stock
Trading Symbol	YCBD PR A
Security Exchange Name	NYSE